Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total other non-current receivables	$ 912
Trade Receivables [member]
Statement Line Items [Line Items]
Initial recognition	1,750
Partial recognition	(201)
Total other non-current receivables	1,549
Other receivables (Note 5)	637
Other non-current receivables	912
Total other non-current receivables	$ 1,549